Post-employment benefits for employees (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Concentration of major plans, geographic	In addition to the legally required social security schemes, the Company has numerous independent pension and other post-employment benefit plans. In most cases, these plans have externally administered funding in entities that are legally separate from the Company. For certain Company entities, however, no independent plan assets exist for the pension and other post-employment benefit obligations of employees. In these cases, the related unfunded liability is included in the balance sheet. The defined benefit obligations (DBOs) of all major pension and other post-employment benefit plans are reappraised annually by independent actuaries using the projected unit credit method. Plan assets are recognized at fair value.The major plans are based in Switzerland, the United States, the United Kingdom and Germany, which represent 96% (2024: 96%) of the Company’s total DBO for pension plans. Details of the plans in the two most significant countries, Switzerland and the United States, which represent 85% (2024: 85%) of the Company’s total DBO for post-employment benefit plans, are provided below.
Major plans percentage in group DBO pensions	96.00%	96.00%
Most significant countries percentage on group DBO post employment benefit plans	85.00%	85.00%